Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties

	Year ended on December 31,
	2018	2017	2016
	USD in thousands
Preparation of patents			18
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2018 and 2017: 1 recipients, 2016 : 3 recipients)	621	478	377
Compensation to directors not employed by the Company (2018:8 recipients, 2017: 3 recipients, 2016: 4 recipients) **	131	71	52
Compensation to a director employed by the Company			14
Directors’ and Officers’ insurance	91	71	61

*	Includes granted options benefit aggregated to USD 24 thousand, USD 11 thousand and USD 20 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.
**	Includes granted options benefit aggregated to USD 47 thousand, USD 11 thousand and USD 6 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.

Schedule of compensation to key management personnel
	Year ended on December 31,
	2018	2017	2016
	USD in thousands
For employment services:
Payroll and other short-term benefits	*597	**467	330
Share based payments	24	11	19
	621	478	349

*	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand.

**	Including provision for bonus of approximately USD 56 thousand.

Schedule of balances with related parties
	December 31,
	2018	2017
	USD in thousands
Current liabilities, presented in the balance sheets among “other current liabilities”:
Directors fee	25	16
Provision for bonus and for termination of employment	246	56
	271	72